5. Risk management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	R$ 2,253,210	R$ 3,029,191	R$ 2,283,047	R$ 1,886,221
Restricted cash	26,018	31,900
Trade receivables	2,353,027	2,052,416
Water National Agency - ANA	32,466	49,136
Borrowings and financing	13,244,709	13,152,796	R$ 12,100,966	R$ 11,964,143
Services payable	474,078	454,022
Public-Private Partnership - PPP	6,487,773
Carrying amount
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	2,253,210	3,029,191
Restricted cash	26,018	31,900
Trade receivables	2,353,027	2,052,416
Water National Agency - ANA	32,466	49,136
Other receivables	194,178	180,681
Borrowings and financing	13,244,709	13,152,796
Accounts payables to suppliers and contractors	369,631	465,993
Services payable	474,078	454,022
Program contract commitments	377,253	373,009
Public-Private Partnership - PPP	3,293,980	3,413,124
Fair value
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	2,253,210	3,029,191
Restricted cash	26,018	31,900
Trade receivables	2,353,027	2,052,416
Water National Agency - ANA	32,466	49,136
Other receivables	194,178	180,681
Borrowings and financing	13,937,611	13,116,684
Accounts payables to suppliers and contractors	369,631	465,993
Services payable	474,078	454,022
Program contract commitments	377,253	373,009
Public-Private Partnership - PPP	R$ 3,293,980	R$ 3,413,124